SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of segment reporting
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	North America	Brazil	Europe	India and JVs	Sustainable solutions	Mining	Others*	Elimination	Total
Six months ended June 30, 2025
Sales to external customers	5,964	4,748	13,163	—	4,648	588	1,613	—	30,724
Intersegment sales**	15	716	1,708	—	657	1,004	219	(4,319)	—
Operating income (loss)	2,198	169	240	—	114	449	(377)	(36)	2,757
Depreciation and amortization	(277)	(176)	(563)	—	(101)	(133)	(103)	—	(1,353)
Acquisition gain of Calvert	1,858	—	—	—	—	—	—	—	1,858
Impairment	—	—	(194)	—	—	—	—	—	(194)
Income from investments in associates, joint ventures and other investments	—	—	—	346	—	—	—	—	346
Capital expenditures	223	319	623	—	130	443	128	(13)	1,853
Six months ended June 30, 2024
Sales to external customers	6,443	5,212	13,843	—	4,762	496	1,775	—	32,531
Intersegment sales**	66	1,082	1,826	—	1,018	874	256	(5,122)	—
Operating income (loss)	923	627	263	—	81	396	(224)	52	2,118
Depreciation and amortization	(249)	(182)	(542)	—	(84)	(131)	(89)	—	(1,277)
Income from investments in associates, joint ventures and other investments	—	—	—	423	—	—	—	—	423
Capital expenditures	211	414	718	—	240	497	141	—	2,221
*Others mainly include holdings and services companies and the Company's operations in Ukraine and South Africa. Others also include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of operating income to net income
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2025	2024
Operating income	2,757	2,118
Income from investments in associates, joint ventures and other investments	346	423
Financing costs - net	2	(583)
Income before taxes	3,105	1,958
Income tax expense	(454)	(472)
Net income (including non-controlling interests)	2,651	1,486

Schedule of geographical areas
Sales (by destination)

	Six months ended June 30,
	2025	2024
Americas
United States [1]	4,509	4,246
Brazil [2]	3,529	3,723
Canada	1,554	1,810
Mexico	1,184	1,470
Argentina	418	523
Others Americas	483	613
Total Americas	11,677	12,385
Europe
Germany	2,884	3,082
France	2,107	2,270
Poland	2,216	2,270
Spain	1,944	2,006
Italy	1,270	1,453
Belgium	769	885
Netherlands	611	700
United Kingdom	824	722
Czech Republic	575	636
Turkey	463	495
Ukraine	280	268
Romania	220	202
Others Europe	2,216	2,171
Total Europe	16,379	17,160
Asia & Africa
South Africa	798	929
Morocco	454	375
Rest of Africa	173	209
China	545	398
South Korea	123	168
India	199	82
Rest of Asia	376	825
Total Asia & Africa	2,668	2,986
Total	30,724	32,531
1.United States include sales from AMTBA and Calvert from April 1, 2025 and June 18, 2025, respectively. See note 3 for further information regarding acquisition.
2.Brazil include sales from Tuper acquired on May 5, 2025. See note 3 for further information regarding acquisition.

Schedule of products and services
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2025	2024
Flat products	17,166	18,678
Long products	6,412	6,878
Tubular products	968	976
Mining products	664	660
Others	5,514	5,339
Total	30,724	32,531

Schedule of disaggregation of revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2025 and 2024, respectively:

Six months ended June 30, 2025	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	5,421	4,356	11,587	4,221	—	1,168	26,753
Non-steel sales [1]	283	60	417	230	574	289	1,853
By-product sales [2]	52	86	460	63	—	68	729
Other sales [3]	208	246	699	134	14	88	1,389
Total	5,964	4,748	13,163	4,648	588	1,613	30,724

Six months ended June 30, 2024	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	6,025	4,826	12,173	4,357	—	1,358	28,739
Non-steel sales [1]	177	78	501	292	479	215	1,742
By-product sales [2]	42	83	501	24	—	76	726
Other sales [3]	199	225	668	89	17	126	1,324
Total	6,443	5,212	13,843	4,762	496	1,775	32,531
1.Non-steel sales mainly relate to iron ore, coal, scrap, electricity and hot briquetted iron.
2.By-products sales mainly relate to slag, waste and coke by-products.
3.Others mainly include the Company's operations in Ukraine and South Africa, shipping and other services.